Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Current income tax expense (benefit)	$ 0	$ 0	$ 0
Deferred income tax expense (benefit)	0	0	0
Alternative minimum tax expense	$ 35,000
U.S. federal income tax rate	34.00%
Net operating loss carryforward for federal income tax purposes	$ 1,477,000	6,902,000
Dividends		$ 0	$ 0
Minimum [Member]
Income Tax Disclosure [Line Items]
Tax year subject to examination	2013
Maximum [Member]
Income Tax Disclosure [Line Items]
Tax year subject to examination	2016
TRS Leasing, Inc [Member]
Income Tax Disclosure [Line Items]
Alternative minimum tax expense	$ 90,000
Net operating loss carryforward for federal income tax purposes	$ 3,810,000
TRS Leasing, Inc [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Loss carryforwards expiration period	Dec. 31, 2022
TRS Leasing, Inc [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Loss carryforwards expiration period	Dec. 31, 2035